DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 7 – DEFERRED REVENUE

As of December 31, 2023 and December 31, 2022 deferred revenue amounted to $656,290 and $862,597 respectively. As of December 31, 2023, deferred revenue was comprised of $656,290 in unredeemed notes at Stage It that have been purchased by customers but not used toward any events. When these notes will be redeemed, on average the performing artists will receive 73%, and the Company will record 27% of the value of these notes as revenue.